Taxes (Deferred Taxes Classification In Consolidated Balance Sheets) (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
Assets:
Prepaid expenses and other	$ 520	$ 815
Other assets and deferred charges	757	738
Asset subtotals	1,277	1,553
Liabilities:
Accrued liabilities	116	41
Deferred income taxes and other	4,373	4,617
Liability subtotals	4,489	4,658
Net deferred tax liabilities	$ 3,212	$ 3,105